Shareholders' (Deficit) Equity - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended						6 Months Ended		12 Months Ended
	May 31, 2024 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 14, 2022 USD ($) $ / shares shares	Mar. 10, 2022 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 04, 2024 $ / shares	Aug. 17, 2023 $ / shares shares	Aug. 16, 2023 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 £ / shares
Class of Stock [Line Items]
Number of shares authorized | shares							45,122,321,523				45,122,321,523	35,000,000,000	45,122,321,523	15,000,000,000
Proceeds from issuance of shares			$ 12,800
Net proceeds from sale of shares											$ 8,820	$ 3,502	$ 7,016	$ 25,194
Excess fair value of warrant liability over cash proceeds														$ 1,963
Nominal value of ADS (in per warrant ADS) | (per share)		$ 0.0001				$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	£ 0.01
Number of ordinary shares representing one ADS | shares																	2,000	100
Capital redemption reserve							$ 52,194				$ 52,194		$ 52,194	$ 52,194					$ 50,600
Deferred shares issued | shares																			3,847,331,913
Deferred shares issued price per share | $ / shares																			$ 0.01315
Aggregate nominal value cancelled per share | $ / shares																			$ 0.01
Aggregate nominal value cancelled																			$ 50,600
Ordinary Shares
Class of Stock [Line Items]
Nominal value of ADS (in per warrant ADS) | $ / shares																$ 0.0001
Capital redemption reserve																			$ 1,600
ADS | Ordinary Shares
Class of Stock [Line Items]
Number of ordinary shares representing one ADS | shares												2,000
ADS | Series C Warrants
Class of Stock [Line Items]
Purchase price of share | $ / shares					$ 1.885
Warrants issued to purchase ADS (in shares) | shares	4,029,754				4,029,754
Term of the warrants	3 years				3 years
Private Placement | Placement agent
Class of Stock [Line Items]
Estimated fair value of the placement agent warrants					$ 400	$ 200		$ 100
Private Placement | ADS
Class of Stock [Line Items]
Aggregate ADSs issued (in shares) | shares	4,029,754					1,320,614	947,868	551,816
Price per share | $ / shares						$ 1.48	$ 2.11	$ 3.3
Aggregate gross proceeds					$ 7,600
Percentage of the price per ADS for exercise price						125.00%		125.00%
Warrant expiration date	May 31, 2029				May 31, 2029			Oct. 06, 2028
Net proceeds from sale of shares					$ 7,000	$ 1,700	$ 1,800
Gross proceeds from private placement						$ 2,000	$ 2,000
Warrants issued to purchase ADS (in shares) | shares	332,380				332,380	132,061		42,550
Exercise price of warrants | $ / shares	$ 1.885				$ 1.885	$ 1.85		$ 4.13
Private Placement | ADS | Pre-Funded Warrants
Class of Stock [Line Items]
Purchase price of share | $ / shares								$ 3.1
Aggregate gross proceeds								$ 2,000
Net proceeds from sale of shares								$ 1,700
Warrants issued to purchase ADS (in shares) | shares								48,387
Exercise price of warrants | $ / shares								$ 0.2
Private Placement | ADS | Series C Warrants
Class of Stock [Line Items]
Exercise price of warrants | $ / shares	1.76				1.76
Private Placement | ADS | Series C Warrants | Dr. Prudo and Dr. Patel
Class of Stock [Line Items]
Exercise price of warrants | $ / shares	$ 1.79				$ 1.79
Registered direct offering
Class of Stock [Line Items]
Aggregate ADSs issued (in shares) | shares				372,042
Price per share | $ / shares				$ 24
Proceeds from issuance of shares				$ 8,900
Grant date fair value of warrants			14,800
Excess fair value of warrant liability over cash proceeds			$ 2,000
Registered direct offering | Investor warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares) | shares				186,020
Exercise price of warrants | $ / shares				$ 28
Term of the warrants				5 years
Registered direct offering | Placement agent
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares) | shares				14,882
Amount paid for placement agent fees and expenses				$ 800
Exercise price of warrants | $ / shares				$ 30
Registered direct offering | ADS
Class of Stock [Line Items]
Aggregate ADSs issued (in shares) | shares		1,333,333	755,000
Price per share | $ / shares		$ 3	$ 17
Proceeds from issuance of shares		$ 4,000	$ 12,800
Net proceeds from sale of shares		$ 3,500
Registered direct offering | ADS | Series A warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares) | shares			755,000
Share issue price (in dollars per ADS) | $ / shares			$ 17
Registered direct offering | ADS | Series B warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares) | shares			755,000
Share issue price (in dollars per ADS) | $ / shares			$ 17
Registered Offering
Class of Stock [Line Items]
Proceeds from issuance of shares									$ 4,900	$ 6,000					$ 1,100
Net proceeds from sale of shares										$ 5,400				$ 4,300
Registered Offering | ADS
Class of Stock [Line Items]
Aggregate ADSs issued (in shares) | shares										215,550
Price per share | $ / shares										$ 28
Registered Offering | ADS | Investor warrants
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares) | shares										107,775					107,775
Exercise price of warrants | $ / shares										$ 33					$ 33
Registered Offering | ADS | Placement agent
Class of Stock [Line Items]
Warrants issued to purchase ADS (in shares) | shares										8,622					8,622
Exercise price of warrants | $ / shares										$ 35					$ 35